FINANCE INCOME / EXPENSE	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
FINANCE INCOME / EXPENSE
NOTE 7 – FINANCE INCOME / EXPENSE

	For the year ended December 31,
	2018	2017	2016
Finance income
Interest gain	407	479	60
Gain arising from financial assets measured at fair value through PL	3,869	923	3,619
Gain arising from financial assets measured at fair value through OCI (*)	258	240	6,325
Foreign exchange gain	6,884	6,314	6,211
Subtotal	11,418	7,956	16,215

Finance expense
Interest expense on borrowings	(152)	(95)	(41)
Loss arising from financial assets measured at fair value through PL	(1,106)	(620)	(2,966)
Foreign exchange loss	(14,321)	(9,043)	(14,831)
Other interest	(525)	(788)	(776)
Other	(864)	(490)	(613)
Subtotal	(16,968)	(11,036)	(19,227)
TOTAL	(5,550)	(3,080)	(3,012)

(*) As of December 31, 2018 and 2017 includes 12 and 27, respectively, related to the gain recognized as Other comprehensive income as of December 31, 2017 and 2016, respectively.